Other Financial Statement Details - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Balances of Other Comprehensive Income (Loss), Tax
AOCI tax, beginning balance	$ 6	$ 1	$ 3
Other comprehensive income (loss) before reclassifications, tax	(4)	5	(2)
Less: Amount of gains (losses) reclassified from accumulated other comprehensive income, tax	0	0	0
Net current period other comprehensive income (loss), tax	(4)	5	(2)
AOCI tax, ending balance	2	6	1
Accumulated Balances of Other Comprehensive Income, Net of Tax
Beginning balance	15,994	14,712	13,759
Other comprehensive income (loss), net of tax	220	(201)	68
Ending balance	15,386	15,994	14,712
AOCI Attributable to Parent
Accumulated Balances of Other Comprehensive Income, Net of Tax
Beginning balance	(142)	59	(9)
Other comprehensive income (loss) before reclassifications, net of tax	190	(193)	183
Less: Amount of gains (losses) reclassified from accumulated other comprehensive income, net of tax	(30)	8	115
Other comprehensive income (loss), net of tax	220	(201)	68
Ending balance	78	(142)	59
Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Balances of Other Comprehensive Income (Loss), Before Tax
AOCI before tax, beginning balance	(111)	131	57
Other comprehensive income (loss) before reclassifications, before tax	263	(225)	193
Less: Amount of gains (losses) reclassified from accumulated other comprehensive income, before tax	(30)	17	119
Net current period other comprehensive income (loss), before tax	293	(242)	74
AOCI before tax, ending balance	182	(111)	131
Unrealized Gains (Losses) on Investments
Accumulated Balances of Other Comprehensive Income (Loss), Before Tax
AOCI before tax, beginning balance	(12)	(5)	(16)
Other comprehensive income (loss) before reclassifications, before tax	(1)	(16)	7
Less: Amount of gains (losses) reclassified from accumulated other comprehensive income, before tax	0	(9)	(4)
Net current period other comprehensive income (loss), before tax	(1)	(7)	11
AOCI before tax, ending balance	(13)	(12)	(5)
Foreign Currency Translation
Accumulated Balances of Other Comprehensive Income (Loss), Before Tax
AOCI before tax, beginning balance	(25)	(68)	(53)
Other comprehensive income (loss) before reclassifications, before tax	(68)	43	(15)
Less: Amount of gains (losses) reclassified from accumulated other comprehensive income, before tax	0	0	0
Net current period other comprehensive income (loss), before tax	(68)	43	(15)
AOCI before tax, ending balance	$ (93)	$ (25)	$ (68)